Commitments, Charges and Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Commitments, Charges and Contingent Liabilities

Note 16 – Commitments, Charges and Contingent Liabilities

A.	Engagements

1.	Canndoc has an advanced propagation and growing facility which is located in Kibbutz Beit HaEmek, in which it develops and grows a wide variety of unique strains of medical cannabis (hereinafter: the “Northern Facility”). As of the reporting date, the northern facility is spread over an area of approximately 5 dunams, whereby Canndoc has the right of first refusal regarding an option to expand the area of the northern facility to a total area of approximately 16 dunams. The northern facility includes a greenhouse for propagating, growing and florescence, as well as a processing facility and operational areas. During the reporting period, Canndoc performed extension, upgrade and adjustment works on the northern facility, for the purpose of ensuring the northern facility’s compliance with the high-quality standards required to export from Israel and adjusting the quality of the products to the level required in Israel and in the target countries. The performance of the upgrade works was concluded in the fourth quarter of 2019; On May 21, 2020, an addendum to the agreement was signed, which formalized, inter alia, the investment in the Company’s facility in Beit HaEmek.

On January 1, 2023, a separate legal entity was established, and from this date, the activity of the Northern Facility is executed under this entity.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

2.	On April 23, 2019, Canndoc signed a binding agreement with an Israeli corporation which holds agricultural areas in Kibbutz Nir Oz, in the Western Negev, for the construction of a production complex with maximum production potential of up to 88 tons of medical cannabis per year, which will operate in addition to the northern facility (hereinafter: the “Southern Site”). During 2021, the Company completed the investment in the construction of facilities for the purpose of growing and production of inventory.

On May 26, 2020, Canndoc announced the receipt of a license from the medical cannabis unit at the ministry of health (the “medical cannabis unit”), for the engagement in and holding of a dangerous drug, in accordance with sections 6 and 7 of the dangerous drugs ordinance (new version), 5733-1973, for the propagation and growing of cannabis plants, and the processing of inflorescence and plants under imc-gap quality conditions, in Canndoc’s growing facility in southern Israel (hereinafter: the “southern site”), in a commercial scope of approximately 24,500 plants in parallel, as set forth in the growing license (hereinafter: the “growing license”). In accordance with the standard practice, the license is conditional on completing the construction of a post-harvest processing facility, and receipt of full IMC-GAP certification.

On December 24, 2020, Canndoc announced that it had received a permanent license from the medical cannabis unit. During the reporting year of the financial statements, Canndoc has begun commercial growing in the southern facility. On January 1, 2023, a separate legal entity was established, and from this date, the activity of the Northern Facility is executed under this entity.

B.	Contingent liabilities

2.	On August 19, 2019, a motion was filed with the District Court of Tel Aviv-Yafo against 17 companies which are engaged in the medical cannabis production and growing segment, or which hold plants for the production of cannabis products, including Canndoc, to approve a claim as a class action (the “Motion”), asserting the provision of drugs to patients in poor condition (as alleged in the motion), in a manner which constitutes prohibited discrimination, as stated in the Equal Rights for Persons with Disabilities Law, 5758-1998, as well as activities within the framework of a restrictive arrangement, in a manner which breaches the provisions of the Economic Competition Law, 5748-1988 due to the allegedly defective marking of the product components, while restricting the quantity and/or quality and/or type of the provided services. The claimed sum amounts to NIS 686 million. A preliminary hearing regarding the motion is scheduled for July 14, 2021.

On July 14, 2021, The Court recommended that the parties negotiate independently in order to avoid litigation, and if negotiations fail, then begin mediation proceedings. The parties agreed to follow the Court’s recommendations. The negotiations between the parties have not yet begun.

On March 14, 2022 the applicant filed a request to amend the application for approval of a class action (“the request for amendment”). A copy of the amended request for the approval a class action was not attached to the request for amendment. The judge has disqualified herself from hearing the case, and therefore, the case will be redirected.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

On June 21, 2022, the company responded to the request for amendment.

On September 12, 2022 the court partially granted the request for amendment, and ordered the applicant to submit an amended request for approval, after which the company’s response to the amended request for approval will be submitted.

On November 27, 2022, the applicant submitted the amended application for approval of the motion (“the amended motion”).

On February 8, 2023, the Company submitted its response to the Application for approval of a class action. The Company argued that the IMCA clarification from April 2020 is a declarative clarification that meant to clarify its previous instructions regarding the method that the Company should mark the concentration of active ingredients in their products. On March 16, 2023, the Company submitted its deposition. On April 20, 2023, the Company submitted a request to delete new evidence and clauses from the applicant response. On April 27, 2023, a preliminary hearing was held, and an evidentiary hearing was scheduled for October 22, 2023, and November 5, 2023.

On July 4, 2023, the companies and the plaintiff submitted an agreed request to withdraw the motion filed by the plaintiff to certify such claim as class action. Based on the agreed request submitted by the parties, on July 24, 2023 the court determined that all the Companies together would pay the plaintiff a minor compensation in the amount of 70 thousand NIS (when the motion put the amount at approximately 685 million NIS), as well as a total of 40 thousand NIS for the plaintiff’s attorney, all in light of the plaintiff’s and his attorney’s resources.

3.	On December 8, 2020, a third party with whom Canndoc is engaged in a medical cannabis growing agreement (hereinafter: the “Plaintiff” and the “Agreement”, respectively) filed with the Magistrate’s Court of Kfar Sabba a summary procedure claim in the amount of NIS 2,271,310, in which it was alleged that Canndoc had breached the agreement, with the main assertion being that Canndoc had not paid for the agricultural produce which the plaintiff had grown on its behalf. On January 25, 2021, Canndoc filed a motion for leave to defend against the claim, in which it rejected the assertions and emphasized that it had not breached the agreement, and that, inter alia, the agricultural produce did not meet the Company’s requirements, as determined in the agreement. The Court set a date for the hearing regarding the motion for leave to defend on July 1, 2021. After a mediation process between the parties was unsuccessful, the first pre-trial was held on March 21, 2022. On December 8, 2022, the parties agreed to mediation process. On February 26, 2022 a mediation meeting took place and no agreements were reached. On July 12, 2022, and after assessing all damages Canndoc sustained due to Plaintiff’s non-compliance with the agreement, Canndoc filed a counterclaim against the plaintiff claiming damages of 7,360,867 NIS.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

As part of the counterclaim, Canndoc asserts that Plaintiff must compensate it for damages caused by, among others, loss of profits, work performed on the goods and Infringement of proprietary rights. In response to the counterclaim, Plaintiff submitted a statement of defense on November 20, 2022. A preliminary hearing was held on December 5, 2022, and the court decided to refer the parties to another mediation attempt to conclude both proceedings. After the mediation meeting failed, the parties returned to court. On March 29, 2023, an evidentiary hearing took place, at which each party’s witnesses were cross-examined.

As a result of discussions that took place between the parties, the parties agreed to return to mediation, in order to conclude the disputes in a mediation settlement. The court was informed of the mediation efforts.

As a result of mediation between the parties, on June 7, 2023, the parties reached a confidential mediation agreement that settled the case between them.

4.	On July 27, 2022 Cantek Group companies (the “Companies”) filed a request for a debt settlement with their creditors, and for a stay of proceedings order in accordance with the Insolvency and Economic Rehabilitation Law, all as a result of large debts accumulated by the group of companies.

On July 31, 2022, the court issued a stay of proceedings order against the Companies and appointed a settlement manager to assist in settling the debts of the Companies. Intercure and Canndoc filed a debt claim against the Companies in September 2022 totaling 3,501,659 NIS, which is secured by a permanent first-degree lien on one of Companies rights on the property pledged to Intercure for the payment of a debt owed to Intercure.

A creditors gathering headed by the settlement manager of the Companies was held on November 16, 2022, to approve a proposed debt settlement that had been proposed by the Companies itself, but Intercure objected to the proposed settlement, as it treated the creditors of the entire Companies the same, disregarding the different entities within the Companies, its different creditors and their securities. The proposed settlement would have adversely affected Intercure’s status Due to Intercure’s opposition to the proposed settlement, the debt settlement did not pass by the required majority. Upon the failure of the settlement, negotiations between the settlement manager and Intercure were conducted, and it was agreed that the assets of one of the Cantek Group companies of which Intercure is a creditor will be used by the creditors of that company only, rather than creating a single economic entity.

The settlement manager is working to regulate the registration of the rights of the relevant company from the Cantek Group on one real estate asset which will enable its sale within the creditor arrangement approved by the court.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

According to the information provided to us by the settlement manager, in the near future the registration of the rights will be regulated and the sale of the rights of the relevant company from the Cantek Group will be carried out. The proceeds received from this sale will be used for distribution to the creditors of the relevant company from the Cantek Group as stipulated in request 57 for the insolvency case in the title.

In addition, these days the settlement manager is examining the debt claims submitted on behalf of Cantek Group creditors and in the near future he will decide on these debt claims, including the debt claim submitted on behalf of Intercure and Canndoc.

Subject to the settlement manager’s decision, the Company estimates the chance that most of Intercure’s debt will be repaid within the proposed settlement is higher than the chance that it won’t be repaid.

5.	On January 31, 2023, the agreement with Cann Pharmaceutical Ltd. (hereinafter: Cann) to acquire 100% of Cann’s shares was automatically terminated after the fact that the closing conditions in accordance with the terms of the agreement were not met. During the negotiations and after the merger agreement was executed, the Company extended loans to Cann, and also provided funding and cultivation services to it, in light of the parties’ cooperation.

On February 14, 2023, the Company filed a statement of claim (“SoC”) against Cann with the Tel-Aviv Magistrate Court. In the SoC, the Company argues that Cann owes the Company a NIS 7,875,189 due to written agreements and commitments made by the parties that Cann violated. As part of the SOC, remedies are sought in relation to, inter alia, loans that the Company provided to Cann as well as cultivation services that the Company provided to Cann. On June 6, 2023, Cann’s statement of Defense was submitted (“SoD”) and on February 7, 2024 the Company’s statement of Reply was submitted. In addition, on June 6, 2023, Cann filed a counterclaim against the company and its officers (“Defendants”) for the amount of over NIS 100 million, with the Tel-Aviv Magistrate Court.

In the counterclaim Cann argues that it suffered damages due to the alleged sabotaging of the merger transaction carried out by all of the defendants. Cann requests the court to order the completion of the merger transaction. It also provides two alternate requests: 1. Compensate Cann in the amount of USD 35,000,000; 2. Order a compensation for damages caused on the amount of Cann’s Australian company’s activity’s value. In addition, Cann argues that it suffered several damages caused by the defendants.

On February 7, 2024 the defendant’s statement of Defense to the counterclaim was submitted. In its detailed statement of defense, the Company addressed Cann’s claims, while demonstrating to the court why the counterclaim against the company is unfounded. See Note 12B.

At this early and preliminary stage of the case, it is not possible to estimate the claim’s chances. See Note 12.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

6.	On April 16, 2023, Intercure filed a request for an order to initiate proceedings against Umana Pharmacies (“Umana”) in light of a debt of approximately NIS 8,000,000 plus interest, in accordance with the loan agreement dated July 7, 2023, that was signed between Intercure and Umana. The request was submitted to the Haifa district court.

On April 17, 2023, the court issued its decision, setting a hearing for July 2, 2023, on the request for an order to open the proceedings, as well as deadlines for responses by the parties.

After negotiations between the parties were conducted, Umana and Intercure signed an agreement to reschedule the debt of Umana to Intercure. The parties undertook to keep the content of the settlement under complete confidentiality.

In accordance with this agreement, on May 24, 2023, the parties submitted an agreed request to withdraw the motion to initiate insolvency proceedings against Umana and the court approved this request.

7.	A lawsuit was filed on April 24, 2023, by the companies Cannolam Ltd. And Cannolam Retail Ltd. (together, the “Plaintiffs”) against Intercure itself and against four other defendants, Pharmazone Pharmacy Ltd., Canndoc Ltd., Doron pharmacy Ltd., and Ahuza Pharmacy D.Y. Ltd, after disputes arose between the Company (and its related companies) and minority shareholders of its subsidiary Cannolam.

During a hearing held in court in this proceeding on June 15, 2023, the parties agreed to initiate an arbitration proceeding. The parties’ agreement to initiate an arbitration procedure was validated by the court.

The Company and its related companies submitted a claim for repayment of debts owed by Cannolam to the Company and its related companies in the amount of tens of millions. The minority shareholders filed a counterclaim for repayment of the debts owed by the Company to Cannolam and to themselves. The parties submitted their Statements of defense, and on July 20, 2023, a hearing was held before the arbitrator. Pursuant to the company’s press release filed on October 31ST, 2023, the arbitration has been concluded and the arbitrator decided in favor of the Company on most of the claims presented to him by the Company, while rejecting almost all of the claims presented by the minority shareholders. Additionally, the arbitrator determined that Cannolam owes Intercure significant amounts (tens of NIS millions), which Intercure has claimed as part of the Arbitration, in recognition of Intercure’s ongoing support of Cannolam. The minority shareholders did not transfer their part of the Cannolam debt owed to Intercure and as a result of such, in accordance with the Arbitration decision, their shares in Cannolam were transferred to InterCure.

However, the minority shareholders claimed that regardless of the fact that they chose not to pay the debts determined by the arbitrator as part of the arbitration and, therefore, according to the agreement each party goes its own way, they are still deserving the sum of NIS 3 million.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

As a result, as of September 18,2023, the Company hold 100% of the shares in Cannolam and recognized other expenses, net in amount of NIS 2,076 thousand

At this early and preliminary stage of the case, it is not possible to estimate the claim’s chances.

8.	A Statement of claim was filed by Geffen Residence & Renewal (former: Cannomed Medical Cannabis Industries Ltd.) (“Geffen”) with the Tel-Aviv district court on March 6, 2023. According to Geffen, Intercure fundamentally breached the purchase agreement signed between the parties in 2021. It is alleged that Intercure has failed to pay Geffen the full consideration under the agreement. The position of Intercure is that the agreement was breached by Geffen after it gave Intercure false representations under the agreement and did not meet the closing condition that was stipulated in the contract regarding Petach-Tikva pharmacy which did not receive medical cannabis license and accordingly the acquisition was not materialized.

The Company’s Statement of Defense (“SoD”) was submitted on August 3, 2023, together with the Company’s counterclaim for over NIS 1,000,000. In the counterclaim, the Company argues that Geffen misrepresented the rights of the “Hello Medical” partnership which were acquired by the Company (inter alia, regarding the partnership’s financial status, purpose and the partners’ compensation model). As a result of the mistake and deception the Company received a different asset, a loss-making asset. Hence, the court was asked to correct the omissions were made in relation with the partnership’s rights acquisition, while fully compensating the Company for its damages arising from the acquisition. The Geffen’s Statement of Reply and their Statement of Defense for the counterclaim was submitted on January 22, 2024, and the Company’s Statement of Reply for the counterclaim was submitted on February 18, 2024.

At this early and preliminary stage of the case, it is not possible to estimate the claim’s chances. In light of the above, a provision in respect of the motion was not included in the Company’s financial statements.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

9.	On April 17, 2023, the applicants filed a request for approval of a class action lawsuit against medical cannabis companies, including Intercure Ltd. And Canndoc Ltd. (“the Approval Request”). The main claim in the Approval Request is that the medical cannabis companies advertise their medical cannabis products. The court was requested in the Approval Request to determine that the representative class will consist of “any consumer of licensed cannabis and any consumer of unlicensed cannabis starting from the year 2020.”

The claimed compensation in the Approval Request amounts to NIS 420,000,000. Additionally, the applicants argue that they are entitled to a monetary reward of NIS 42,000,000, and that punitive damages amounting to NIS 84,000,000 are also due.

In the Approval Request, the applicants argue that the actions of the respondents constitute criminal offenses under the Dangerous Drugs Ordinance [New Version] -1973, and the Prohibition of Advertising and Restriction on the Marketing of Tobacco Products and Smoking, 5743-1983, seemingly making the respondents criminal organizations as defined in the Combating Criminal Organizations Law, 5763-2003. The applicants also claim violations of consumer-business relations contrary to the General Contract Law, Consumer Protection Laws, and unjust enrichment principles. On July 20, 2023, the respondents filed a request to dismiss the Approval Request. On December 11, 2023, a preliminary hearing was held before the court, during which the court addressed all the difficulties arising from the request for approval.

On January 10, 2024 the applicants submitted their responses to the cannabis companies request to dismiss the Approval Request. The applicants also submitted to the court a motion seeking amendments to the approval request. On February 20, 2024, the cannabis companies responded to the motion to amend the Approval Request and claimed that the court should reject the motion. A pre-trial conference has been scheduled for June 26, 2024.

At this early and preliminary stage of the case, it is not possible to estimate the claim’s chances. In light of the above, a provision in respect of the motion was not included in the Company’s financial statements.

10.	Based on the Company’s estimations and legal advice from its advisors with respect to the aforementioned claims, the company recorded a provision in the amount of NIS 6,123 thousand (see Note 12(C)).